UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              FORM 13F COVER PAGE

          Report for the Calendar Year or Quarter Ended: March 31, 2012


Check here if Amendment [X]; Amendment Number: 1
  This Amendment (Check only one.):   [X] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     WestEnd Capital Management, LLC.
Address:  201 Saint Charles Avenue, Suite 4312
          New Orleans, LA 70170

Form 13F File Number: 028-11430

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Chrissy Hardy
Title:  Chief Compliance Officer
Phone:  (415) 856-0426


Signature, Place, and Date of Signing:

  /s/ Chrissy Hardy      New Orleans, Lousiana      05/30/2012

Report Type (Check only one.):

[X]   13F HOLDINGS REPORT.

[ ]  13F NOTICE.

[ ]  13F COMBINATION REPORT.

List of Other Included Managers:

Form 13F File Number      Name

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    43

Form 13F Information Table Value Total:    $138,122 (thousands)

List of Other Included Managers:           None

                         Form 13F-HR Information Table

                           TITLE OF                       VALUE    SHRS OR  SH/  PUT/  INVESTMENT   OTHER       VOTING AUTHORITY
NAME OF ISSUER               CLASS            CUSIP      (X$1000)  PRN AMT  PRN  CALL  DISCRETION  MANAGERS  SOLE    SHARED  NONE
--------------               -----            -----      --------  -------  ---  ----  ----------  --------  ----    ------  ----
BAIDU COM  ADR             SPON ADR REP A    056752108    65220     447417  SH            Sole
BOEING CO                  COM               097023105     1100  14792.818  SH            Sole
CARDINAL FINANCIAL CORP    COM               14149F109      153      13556  SH            Sole
CHANGOU COM LTD
  ADR F                    ADS REP CL A      15911M107     1549      57070  SH            Sole
CHESAPEAKE ENERGY
  CORPORATION              COM               165167107     1015  43795.995  SH            Sole
CHINA LODGING GROUP
  ADRF                     SPONS ADR         16949N109      211      18011  SH            Sole
CHINA UNICOM LTD           SPONS ADR         16945R104      245      14600  SH            Sole
COCA COLA CO               COM               191216100      282   3782.631  SH            Sole
COMCAST CORP               CL A              20030N101      343  11424.638  SH            Sole
CONOCOPHILLIPS             COM               20825C104      949  12486.649  SH            Sole
CTRIP.COM INTL LTD         AMERICAN
                           DEP SHS           22943F100     4446     205445  SH            Sole
DEMAND MEDIA INC
  COMUSD0.0001             COM               24802N109     1425     196585  SH            Sole
DEVON ENERGY CORP          COM               25179M103     1201  16893.805  SH            Sole
E HOUSE CHINA HLDGS
  LTD ADR                  ADR               26852W103      270  46466.295  SH            Sole
E M C CORP                 COM               268648102      284       9500  SH            Sole
EXPRESS SCRIPTS INC        COM               302182100      217       4000  SH            Sole
EXXON MOBIL CORP           COM               30231G102     1335      15384  SH            Sole
GENERAL ELECTRIC CO        COM               369604103      369      18237  SH            Sole
HOME INNS & HOTELS
  MGMT INC                 SPON ADR          43713W107     2064      80915  SH            Sole
INGERSOLL RAND CO
   LTD SHS A               SHS               G47791101      310       7500  SH            Sole
INTREPID POTASH            COM               46121Y102     1539      63255  SH            Sole
JOHNSON & JOHNSON          COM               478160104      582       8819  SH            Sole
LINKEDIN CORPORATION       COM CL A          53578A108     5450      53434  SH            Sole
MAKEMYTRIP LIMITED F       SHS               V5633W109     2580     112340  SH            Sole
MAXLINEAR INC CL A         CL A              57776J100      162      29013  SH            Sole
MCDERMOTT INTL INC         COM               580037109      609      47522  SH            Sole
MELCO PBL ENTMNT LTD       ADR               585464100     5818     426525  SH            Sole
MONSANTO CO                COM               61166W101     2989  37475.976  SH            Sole
MOSAIC CO                  COM               61945C103     4507  81516.338  SH            Sole
OREXIGEN THERAPEUTICS INC  COM               686164104       41      10000  SH            Sole
PERFUMANIA HLDGS INC       COM NEW           71376C100     8104     875173  SH            Sole
PETROLEO BRASILEIRO SA
  PETROBRAS                SPONS ADR         71654V408      420      15805  SH            Sole
POLO RALPH LAUREN          CL A              751212101      466       2670  SH            Sole
POTASH CORP SASK INC       COM               73755L107     1564  34240.755  SH            Sole
REGIONS FINANCIAL CORP     COM               7591EP100      113      17134  SH            Sole
RICKS CABARET INTL INC     COM NEW           765641303      812      86995  SH            Sole
SINA CORPORATION           ORD               G81477104     7332     112795  SH            Sole
SOUFUN HOLDINGS LIMITED    ADR               836034108     7057     373000  SH            Sole
STONE ENERGY CORP          COM               861642106      576      20150  SH            Sole
VARIAN MED SYS INC         COM               92220P105      247       3580  SH            Sole
WALT DISNEY CO             COM DISNEY        254687106      895  20435.764  SH            Sole
W P CAREY & CO LLC         COM               92930Y107      209       4500  SH            Sole
YOUKU COM INC              SPONS ADR         98742U100     3062     139267  SH            Sole